Vessels, Net - Schedule of Vessels, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vessel Cost
Beginning balance	$ 1,267,622	$ 1,357,460
Transfer from Advances for vessels	165,353	62,336
Vessel sales		(152,174)
Transfer from Right-of-use asset	32,160
Transfer to Assets held for sale	(26,345)
Ending balance	1,438,790	1,267,622
Accumulated Depreciation
Beginning balance	(403,231)	(415,296)
Vessel sales		64,207
Depreciation	(48,217)	(52,142)
Transfer from Right-of-use asset	(1,523)
Transfer to Assets held for sale	15,301
Ending balance	(437,670)	(403,231)
Net Book Value
Beginning balance	864,391	942,164
Transfer from Advances for vessels	165,353	62,336
Vessel sales		(87,967)
Transfer from Right-of-use asset	30,637
Transfer to Asset held for sale	11,044
Depreciation	(48,217)	(52,142)
Ending balance	$ 1,001,120	$ 864,391